SCHEDULE OF FAIR VALUE, ASSETS MEASURED ON RECURRING BASIS, UNOBSERVABLE INPUT RECONCILIATION (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Beginning Balance	$ 2,237	$ 2,975
Payments	(398)	737
Accretion	375	549
Cancellation of Obligation/Conversions Exercises
Adjustment to Fair Value/Mark to Market	80	(550)
Ending Balance	2,294	2,237
Payments	398	(737)
Asuragen [Member]
Beginning Balance	2,216	2,893
Payments		737
Accretion		549
Cancellation of Obligation/Conversions Exercises
Adjustment to Fair Value/Mark to Market		(489)
Ending Balance		2,216
Payments		(737)
Underwriter Warrants [Member]
Beginning Balance	21	82
Payments
Accretion
Cancellation of Obligation/Conversions Exercises
Adjustment to Fair Value/Mark to Market	137	(61)
Ending Balance	158	21
Payments
Contingent Consideration Liability [Member]
Beginning Balance	2,216
Payments	(398)
Accretion	375
Cancellation of Obligation/Conversions Exercises
Adjustment to Fair Value/Mark to Market	(57)
Ending Balance	2,136	$ 2,216
Payments	$ 398